RELATED PARTY TRANSACTIONS (Details Narrative) - D. Boral ARC Acquisition I Corp [Member] - USD ($)				1 Months Ended	3 Months Ended	9 Months Ended
	Sep. 09, 2025	Aug. 01, 2025	Mar. 31, 2025	Mar. 25, 2025	Mar. 31, 2026	Dec. 31, 2025	Aug. 11, 2025
Related Party Transaction [Line Items]
Number of share issued						50,000,000
Cash					$ 243,576	$ 420,340
Cancelled founder shares	321,429	12,000,000
Percentage of redemption of public shares					100.00%	100.00%
Payment of offering expenses						$ 934,438
Administrative services					60,000	100,000
Private Placement [Member]
Related Party Transaction [Line Items]
Conversion of debt					$ 2,500,000	$ 2,500,000
Sale of units per share		$ 10.00			$ 10.00	$ 10.00
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Number of share issued		1,000,000
Sale of units per share							$ 10.00
Sponsor [Member]
Related Party Transaction [Line Items]
Number of share issued				12,321,429
Repayment of promissory note		$ 225,461
Payment of offering expenses		$ 700,000
Payment to affiliate					$ 20,000	$ 20,000
Unsecured promissory note [Member]
Related Party Transaction [Line Items]
Principal amount						$ 350,000
Founder [Member]
Related Party Transaction [Line Items]
Number of share issued				12,321,429
Cash				$ 25,000
Forfeiture shares					12,000,000	12,000,000